Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow InformationNon-cash operating, investing, and financing activities, and supplemental cash flow information are as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
Supplemental Cash Flow Information:
Cash payments for:
Interest paid	$183	$121
Income tax paid	$1	$100

Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$—	$2,187
	$—	$2,187

Non-cash Investing Activities:
Unpaid property and equipment received	$383	$797
Unpaid balance related to the Asset Acquisition	$—	$500
Unrealized loss on available-for-sale marketable securities	$291	$—
	$674	$1,297
Non-cash Financing Activities:
Unpaid deferred transaction costs	349	4,722
	$349	$4,722
Supplemental Cash Flow Information
Non-cash operating, investing, and financing activities, and supplemental cash flow information are as follows (in thousands):

	Years Ended December 31,
	2021	2020
Supplemental Cash Flow Information:
Cash payments for:
Interest paid	$658	$47
Income tax paid	$978	$313

Non-cash Operating Activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	$4,008	$—
	$4,008	$—
Non-cash Investing Activities:
Unpaid property and equipment received	$805	$166
Unpaid balance related to the Trutouch Asset Acquisition	—	500
	$805	$666
Non-cash Financing Activities:
Conversion of convertible debt and accrued interest to ordinary shares	$181,404	$—
Conversion of Legacy Rockley ordinary shares to Rockley ordinary shares	206,888	—
Private Placement Warrants	14,304	—
Public Warrants	28,031	—
Issuance of ordinary shares in lieu of cash payment of transaction costs	3,190	—
Forgiveness of Paycheck Protection Program loan	2,860	$—
Unpaid deferred transaction costs	1,034	—
Issuance of ordinary shares related to the Trutouch Asset Acquisition	—	2,298
Issuance of ordinary shares related to ELOC	472	—
	$438,183	$2,298